THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 29, 2000

Check here if Amendment [X]                Amendment No.:    1

      This Amendment (Check only one):     [ ] is a restatement.
                                           [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    K Capital Partners, LLC
Address: 75 Park Plaza
         Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Needham
Title: Chief Administrative Officer
Phone: 617-646-7728

Signature, place and date of signing:

/s/ Robert T. Needham, Boston, Massachusetts, December 20, 2002
---------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total:     $84,233 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

--------------------------------------------------------------------------------------------------------------------------
                                                                                 VALUE        SHRS OR      SH/      PUT/
NAME OF ISSUER                          TITLE OF CLASS          CUSIP            (X$1000)     PRN AMT      PRN      CALL
--------------------------------------------------------------------------------------------------------------------------
American Skiing Co                      Common Stock            029654308            189       131700      SH
--------------------------------------------------------------------------------------------------------------------------
Biochem Pharma Inc Cad Com              Common Stock            09058T108           8000       250000      SH
NPV
--------------------------------------------------------------------------------------------------------------------------
Chevron Corp Com                        Common Stock            166751107          11695       138500      SH
--------------------------------------------------------------------------------------------------------------------------
Harcourt Gen Inc Com                    Common Stock            41163G101          10725       187500      SH
--------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp Com Stk               Common Stock            46612J101           9088       218000      SH
--------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Holdings Inc             Common Stock            653520106           7176       430000      SH
--------------------------------------------------------------------------------------------------------------------------
Meristar Hotels & Resorts               Common Stock            589988104            505       192500      SH
--------------------------------------------------------------------------------------------------------------------------
Price Communication  Com                Common Stock            741437305           4183       248800      SH
--------------------------------------------------------------------------------------------------------------------------
Voicestream Wireless Corp Com           Common Stock            928615103          29332       291500      SH
--------------------------------------------------------------------------------------------------------------------------
Worldcom Inc Com Stk                    Common Stock            98157D106           3340       237500      SH
--------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                              INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                                DISCRETION    MANAGERS      SOLE     SHARED    OTHER
-----------------------------------------------------------------------------------------------------
American Skiing Co                              Sole                      131700
-----------------------------------------------------------------------------------------------------
Biochem Pharma Inc Cad Com                      Sole                      250000
NPV
-----------------------------------------------------------------------------------------------------
Chevron Corp Com                                Sole                      138500
-----------------------------------------------------------------------------------------------------
Harcourt Gen Inc Com                            Sole                      187500
-----------------------------------------------------------------------------------------------------
JDS Uniphase Corp Com Stk                       Sole                      218000
-----------------------------------------------------------------------------------------------------
Niagara Mohawk Holdings Inc                     Sole                      430000
-----------------------------------------------------------------------------------------------------
Meristar Hotels & Resorts                       Sole                      192500
-----------------------------------------------------------------------------------------------------
Price Communication  Com                        Sole                      291500
-----------------------------------------------------------------------------------------------------
Voicestream Wireless Corp Com                   Sole                      291500
-----------------------------------------------------------------------------------------------------
Worldcom Inc Com Stk                            Sole                      237500
-----------------------------------------------------------------------------------------------------